Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other assets
Schedule of other assets

As at December 31	2022	2021
Deferred charges – Credit Facility[1]	$2,445	$1,805
Right-of-use asset[2]	1,811	929
Leasehold improvements and other	291	417
Total other assets	$4,547	$3,151
1.	Represents costs associated with issuance and amendment of the Credit Facility. These costs are being amortized over the life of the Credit Facility.
2.	Represents the asset recognized upon IFRS 16. It relates to a seven-year lease entered into by the Company for a term which commenced on October 1, 2018, further extended to December 31, 2029, and is being amortized over the remaining life of the lease.